                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                             New York, New York 10281

August 27, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:       Registration Statement on Form N-14 for Oppenheimer Capital Appreciation Fund; Proxy Materials
                   for Oppenheimer Enterprise Fund
                   File No. 333-145170

To the Securities and Exchange Commission:

         Enclosed for filing with the Securities and Exchange Commission ("SEC") under the Securities Act of
1933, as amended (the "1933 Act"), is Pre-effective Amendment No. 1 to the Registration Statement on Form N-14
(the "Registration Statement") of Oppenheimer Capital Appreciation Fund.  The purpose of this filing is to revise
Part B of the Registration Statement to incorporate by reference the semi-annual reports of Capital Appreciation
Fund and Enterprise Fund, both dated February 28, 2007.

         The Staff is requested to address any comments or questions you may have on this filing to:

                           Carl A. Algermissen
                           Vice President & Associate Counsel
                           OppenheimerFunds, Inc.
                           6803 South Tucson Way
                           Centennial, Colorado 80112
                           303.768.2486
                           calgermissen@oppenheimerfunds.com

         Thank you for your assistance.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------------
Carl A. Algermissen
Vice President and Associate Counsel
Tel.: 303.768.2486
Fax: 303.768.3019

cc:      Mr. Vincent DiStefano, Securities and Exchange Commission